Stock-Based Compensation - Schedule of Assumptions Used to Determine Fair Value of Employee Stock Purchase Plan Stock Rights (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, Minimum	1.47%	2.73%	1.60%	0.71%
Risk-free interest rate, Maximum	1.51%		2.73%	2.19%
Expected volatility, Minimum	90.10%	107.01%	97.91%	74.53%
Expected volatility, Maximum	91.16%		107.01%	107.30%
Weighted average expected volatility	90.29%	107.01%	101.52%	76.27%
Expected lives (in years)		10 years
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.11%	0.09%		0.09%
Risk-free interest rate, Minimum			0.06%
Risk-free interest rate, Maximum			0.09%
Expected volatility	82.72%	94.99%		88.68%
Expected volatility, Minimum			94.99%
Expected volatility, Maximum			103.36%
Weighted average expected volatility			100.39%	88.68%
Expected lives (in years)	6 months	6 months	6 months	6 months
Expected dividend yield	0.00%	0.00%	0.00%	0.00%